Other Non-Current Liabilities - Summary of Other Non-Current Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Other Non current Liabilities [Abstract]
Onerous contracts - non-current liabilities	€ 85	€ 124
Other non-current liabilities	132	134
Total Other non-current liabilities	€ 217	€ 258